Segment Reporting and Business Concentrations (Tables)	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
Revenues and long-lived assets by geographic region were as follows (in thousands):

	United States	Canada	Total
Revenue from external customers
Three months ended June 30, 2017	$196,735	$15,391	$212,126
Three months ended June 30, 2016	166,931	13,876	180,807
Six months ended June 30, 2017	386,765	30,714	417,479
Six months ended June 30, 2016	328,181	26,879	355,060

Property, plant and equipment, net
As of June 30, 2017	$64,821	$838	$65,659
As of December 31, 2016	62,781	845	63,626